PERSPECTIVE (R)
FIXED AND VARIABLE ANNUITY

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK AND JNLNY SEPARATE ACCOUNT I

o    Individual, flexible premium deferred annuity
o 4 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY)
o Investment divisions which purchase shares of the following series of mutual funds:

     JNL SERIES TRUST
         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series
         JNL/J.P. Morgan Enhanced S&P(R) 500 Stock Index Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000, by calling Jackson National NY at (800) 599-5651 or by writing Jackson
National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MAY 1, 2000

TABLE OF CONTENTS

Key Facts .................................................................1

Fee Table .................................................................3

The Annuity Contract ......................................................6

The Company ...............................................................6

The Guaranteed Accounts ...................................................6

The Separate Account ......................................................6

Investment Divisions ......................................................7

Contract Charges ..........................................................9

Purchases .................................................................10

Transfers .................................................................11

Access to Your Money ......................................................12

Income Payments (The Income Phase) ........................................12

Death Benefit .............................................................14

Taxes .....................................................................14

Other Information .........................................................16

Table of Contents of the Statement of Additional Information ..............18

Appendix A ................................................................A-1

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 599-5651
         Mail Address:              P.O. Box 0809, Denver, Colorado 80263-0809
         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692
         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        2900 Westchester Avenue,  Purchase, New York
                                    10577

THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson  National  NY  provides a
                                    means for investing on a tax-deferred  basis
                                    in  the   guaranteed   accounts  of  Jackson
                                    National  NY and the  investment  divisions.
                                    The  contract  is  intended  for  retirement
                                    savings   or  other   long-term   investment
                                    purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts and/or the investment divisions but you may not put your money in more than eighteen of the investment options plus the guaranteed accounts during the life of your contract.

EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson National NY makes a deduction for its insurance charges which is equal to 1.40% of the daily value of the contracts invested in the investment divisions. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                    There are also investment charges which range, on an annual basis, from .20% to 1.18% of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment choices you had during the accumulation phase.

DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

FREE LOOK                           You may return your  contract to the selling
                                    agent  or  to  Jackson  National  NY  within
                                    twenty  days  after  receiving  it.  Jackson
                                    National NY will return the  contract  value
                                    in the investment  portfolios  plus any fees
                                    and  expenses   deducted  from  the  premium
                                    allocated to the investment  portfolios plus
                                    the full amount of premium you  allocated to
                                    the guaranteed  accounts.  We will determine
                                    the   contract   value  in  the   investment
                                    portfolios as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE

OWNER TRANSACTION EXPENSES1

   Withdrawal Charge (as a percentage of premium payments):
   Contribution Year of Premium Payment   1   2   3   4   5   6   7   Thereafter
   Charge                                 7%  6%  5%  4%  3%  2%  1%  0%

   Transfer Fee:
   $25 for each transfer in excess of 15 in a contract year

   Contract Maintenance Charge:
   $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
   Mortality and Expense Risk Charges                      1.25%
   Administration Charge                                    .15%
                                                           -----
   Total Separate Account Annual Expenses                  1.40%

SERIES ANNUAL EXPENSES

(as a percentage of the series average net assets)


                                                                    Management
                                                                       and                      Total Series
                                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- --------------
JNL/Alger Growth Series .........................................     1.07%            0%       1.07%
JNL/Alliance Growth Series ......................................      .88%            0%        .88%
JNL/Eagle Core Equity Series ....................................      .99%            0%        .99%
JNL/Eagle SmallCap Equity Series ................................     1.05%            0%       1.05%
JNL/Janus Aggressive Growth Series ..............................     1.01%            0%       1.01%
JNL/Janus Balanced Series .......................................     1.05%            0%       1.05%
JNL/Janus Capital Growth Series .................................     1.03%            0%       1.03%
JNL/Janus Global Equities Series ................................     1.06%            0%       1.06%
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Series ...........      .90%            0%        .90%
JNL/Putnam Growth Series ........................................      .97%            0%        .97%
JNL/Putnam International Equity Series ..........................     1.18%            0%       1.18%
JNL/Putnam Midcap Growth Series .................................     1.05%            0%       1.05%
JNL/Putnam Value Equity Series ..................................      .98%            0%        .98%
JNL/S&P Conservative Growth Series I* ...........................      .20%            0%        .20%
JNL/S&P Moderate Growth Series I* ...............................      .20%            0%        .20%
JNL/S&P Aggressive Growth Series I* .............................      .20%            0%        .20%
JNL/S&P Very Aggressive Growth Series I* ........................      .20%            0%        .20%
JNL/S&P Equity Growth Series I* .................................      .20%            0%        .20%
JNL/S&P Equity Aggressive Growth Series I* ......................      .20%            0%        .20%
PPM America/JNL Balanced Series .................................      .82%            0%        .82%
PPM America/JNL High Yield Bond Series ..........................      .82%            0%        .82%
PPM America/JNL Money Market Series .............................      .70%            0%        .70%
Salomon Brothers/JNL Global Bond Series .........................      .95%            0%        .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series ......      .80%            0%        .80%
T. Rowe Price/JNL Established Growth Series .....................      .93%            0%        .93%
T. Rowe Price/JNL Mid-Cap Growth Series .........................     1.03%            0%       1.03%
T. Rowe Price/JNL Value Series ..................................     1.00%            0%       1.00%
-----------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Financial Services, LLC. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

--------
1  See "Contract Charges"

* Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I.........................  1.144%
         JNL/S&P Moderate Growth Series I.............................  1.163%
         JNL/S&P Aggressive Growth Series I...........................  1.193%
         JNL/S&P Very Aggressive Growth Series I......................  1.200%
         JNL/S&P Equity Growth Series I...............................  1.208%
         JNL/S&P Equity Aggressive Growth Series I....................  1.204%

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a)  if you surrender your contract at the end of each time period;
     (b)  if you do not surrender your contract.


                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

JNL/Alger Growth Division                                               (a)        $ 25    $ 78      $133      $283
                                                                        (b)          95     128       163       283
JNL/Alliance Growth Division                                            (a)          23      72       123       263
                                                                        (b)          93     122       153       263
JNL/Eagle Core Equity Division                                          (a)          24      75       129       275
                                                                        (b)          94     125       159       275
JNL/Eagle SmallCap Equity Division                                      (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Aggressive Growth Division                                    (a)          25      76       130       277
                                                                        (b)          95     126       160       277
JNL/Janus Balanced Division                                             (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Capital Growth Division                                       (a)          25      76       131       279
                                                                        (b)          95     126       161       279
JNL/Janus Global Equities Division                                      (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/J.P. Morgan Enhanced S&P(R)500 Stock Index Division                 (a)          23      72       123       263
                                                                        (b)          93     122       153       263
JNL/Putnam Growth Division                                              (a)          24      75       128       273
                                                                        (b)          94     125       158       273
JNL/Putnam International Equity Division                                (a)          26      81       138       293
                                                                        (b)          96     131       168       293
JNL/Putnam Midcap Growth Division                                       (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Putnam Value Equity Division                                        (a)          24      75       128       274
                                                                        (b)          94     125       158       274
JNL/S&P Conservative Growth Division I                                  (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Moderate Growth Division I                                      (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Aggressive Growth Division I                                    (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Very Aggressive Growth Division I                               (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Growth Division I                                        (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Aggressive Growth Division I                             (a)          16      51        88       192
                                                                        (b)          86     101       118       192
PPM America/JNL Balanced Division                                       (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL High Yield Bond Division                                (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL Money Market Division                                   (a)          22      66       114       245
                                                                        (b)          92     116       144       245
Salomon Brothers/JNL Global Bond Division                               (a)          24      74       127       271
                                                                        (b)          94     124       157       271
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          23      69       119       255
                                                                        (b)          93     119       149       255
T. Rowe Price/JNL Established Growth Division                           (a)          24      73       126       269
                                                                        (b)          94     123       156       269
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          25      76       131       279
                                                                        (b)          95     126       161       279
T. Rowe Price/JNL Value Division                                        (a)          25      75       129       276
                                                                        (b)          95     125       159       276
-------------------------------------------------------------------------------- ------- --------- -------- ---------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

o the financial statements of the Separate Account for the year ended December 31, 1999
o the financial statements of Jackson National NY for the year ended December 31, 1999

The Separate Account's financial statements for the year ended December 31, 1999, and the financial statements of Jackson National NY for the year ended December 31, 1999, have been audited by KPMG LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National NY's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson National NY on September 12, 1997, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment divisions. Jackson National NY does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:

JNL Series Trust
     JNL/Alger Growth Series
     JNL/Alliance Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Balanced Series
     JNL/Janus Capital Growth Series
     JNL/Janus Global Equities Series
     JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
     JNL/Putnam Growth Series
     JNL/Putnam International Equity Series
     JNL/Putnam Midcap Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I
     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P Equity Growth Series I
     JNL/S&P Equity Aggressive Growth Series I
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL Mid-Cap Growth Series
     T. Rowe Price/JNL Value Series


The series are described in the attached prospectus for the JNL Series Trust. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                               Series
-----------                               ------

Alliance Capital Management L.P.          JNL/Alliance Growth Series

Fred Alger Management, Inc.               JNL/Alger Growth Series

Eagle Asset Management, Inc.              JNL/Eagle Core Equity Series
                                          JNL/Eagle SmallCap Equity Series

Janus Capital Corporation                 JNL/Janus Aggressive Growth Series
                                          JNL/Janus Balanced Series
                                          JNL/Janus Capital Growth Series
                                          JNL/Janus Global Equities Series

J.P. Morgan Investment Management Inc.    JNL/J.P. Morgan Enhanced S&P 500(R)
                                          Stock Index Series

Putnam Investment Management, Inc.        JNL/Putnam Growth Series
                                          JNL/Putnam International Equity Series
                                          JNL/Putnam Midcap Growth Series
                                          JNL/Putnam Value Equity Series

Standard & Poor's Investment
Advisory Services, Inc.                   JNL/S&P Conservative Growth Series I
                                          JNL/S&P Moderate Growth Series I
                                          JNL/S&P Aggressive Growth Series I
                                          JNL/S&P Very Aggressive Growth
                                          Series I
                                          JNL/S&P Equity Growth Series I
                                          JNL/S&P Equity Aggressive Growth
                                          Series I

PPM America, Inc.                         PPM America/JNL Balanced Series
                                          PPM America/JNL High Yield Bond Series
                                          PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc     Salomon Brothers/JNL Global Bond
                                          Series
                                          Salomon Brothers/JNL U.S. Government &
                                          Quality Bond Series

T. Rowe Price Associates, Inc.            T. Rowe Price/JNL Established Growth
                                          Series
                                          T. Rowe Price/JNL Mid-Cap Growth
                                          Series
                                          T. Rowe Price/JNL Value Series

The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectus for the JNL Series Trust carefully before investing. Additional investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National NY may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National NY will give you notice of such transactions.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o to waive the withdrawal charge in the event of your death; and o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National NY will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract.

o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).
o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National NY does not assess the withdrawal charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.

Jackson National NY may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.

OTHER EXPENSES. Jackson National NY pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectus for the JNL Series Trust.

PREMIUM TAXES. Some governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.

INCOME TAXES. Jackson National NY will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. is located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401 and serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. While overrides may vary, they are not expected to exceed .25% of any premium payment. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

o    $5,000 under most circumstances
o    $2,000 for a qualified plan contract
o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o    $500
o    $50 under the automatic payment plan
o    You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.

When you purchase a contract, Jackson National NY will allocate your premium to one or more of the guaranteed accounts and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National NY will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract.

Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of money invested in the particular investment division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

TRANSFERS

You can transfer money among the guaranteed accounts and the investment divisions during the accumulation phase. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National NY has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment division.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
b)   trading on the New York Stock Exchange is restricted;
c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,
d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.)

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to you or your beneficiary, as applicable, for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Additional Options - Other income options may be made available by Jackson National NY.

DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

The death benefit equals the greatest of:

       1.  current contract value;

       2. the total premiums paid prior to your death, minus the sum of:

           a.   withdrawals and withdrawal charges, and

           b.   premium taxes;

       3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.

If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National NY believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National NY would be considered the owner of the shares of the investment divisions. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.

If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National NY reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

REBALANCING.   You  can  arrange  to  have  Jackson  National  NY  automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National NY may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.
     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.
o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

LEGAL PROCEEDINGS.

There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company NY is a party.

QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National Life NY Annuity Service Center: (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .......................................... 2

Services ................................................................. 2

Purchase of Securities Being Offered ..................................... 3

Underwriters ............................................................. 3

Calculation of Performance ............................................... 3

Additional Tax Information ...............................................10

Income Payments; Net Investment Factor ...................................20

Financial Statements .....................................................22

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1999 have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements for the period ended December 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT PORTFOLIOS                           DECEMBER 31,     DECEMBER 31,
                                                    1999           1998 (A)
--------------------------------------------------------------------------------

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                            10.74           $10.00
    End of period                                  14.17           $10.74
  Accumulation units outstanding
  at the end of period                           587,023            3,613

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period                           N/A(b)           N/A(b)
    End of period                                 N/A(b)           N/A(b)
  Accumulation units outstanding
  at the end of period                            N/A(b)           N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  11.81           N/A(b)
  Accumulation units outstanding
  at the end of period                            71,996           N/A(b)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  12.28           N/A(b)
  Accumulation units outstanding
  at the end of period                            75,042           N/A(b)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                            10.00           $10.00
    End of period                                  16.90           $10.00
  Accumulation units outstanding
  at the end of period                           875,270                0

INVESTMENT PORTFOLIOS                         DECEMBER 31,     DECEMBER 31,
                                                  1999           1998 (A)
--------------------------------------------------------------------------------

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                           N/A(b)           N/A(b)
    End of period                                 N/A(b)           N/A(b)
  Accumulation units outstanding
  at the end of period                            N/A(b)           N/A(b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                            11.34           $10.00
    End of period                                  25.05           $11.34
  Accumulation units outstanding
  at the end of period                           640,394              398

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                            10.61           $10.00
    End of period                                  17.21           $10.61
  Accumulation units outstanding
  at the end of period                           289,871            2,772

JNL/Putnam Growth Division
  Accumulation unit value:
    Beginning of period                            10.85           $10.00
    End of period                                  13.85           $10.85
  Accumulation units outstanding
  at the end of period                           423,138                0

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                            10.15           $10.00
    End of period                                  13.23           $10.15
  Accumulation units outstanding
  at the end of period                           106,235                0

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                           N/A(b)           N/A(b)
    End of period                                 N/A(b)           N/A(b)
  Accumulation units outstanding
  at the end of period                            N/A(b)           N/A(b)

INVESTMENT DIVISIONS                           DECEMBER 31,     DECEMBER 31,
                                                   1999           1998 (A)
--------------------------------------------------------------------------------

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                             9.98           $10.00
    End of period                                   9.74            $9.98
  Accumulation units outstanding
  at the end of the period                       541,720              991

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  11.00           N/A(b)
  Accumulation units outstanding
  at the end of period                           112,158           N/A(b)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  11.76           N/A(b)
  Accumulation units outstanding
  at the end of period                           107,947           N/A(b)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  12.11           N/A(b)
  Accumulation units outstanding
  at the end of period                            99,418           N/A(b)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  12.80           N/A(b)
  Accumulation units outstanding
  at the end of period                            15,526           N/A(b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  13.23           N/A(b)
  Accumulation units outstanding
  at the end of period                           110,742           N/A(b)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            10.00           N/A(b)
    End of period                                  13.37           N/A(b)
  Accumulation units outstanding
  at the end of period                            47,070           N/A(b)

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                            10.00           $10.00
    End of period                                   9.86           $10.00
  Accumulation units outstanding
  at the end of period                           189,390                0

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                            10.02           $10.00
    End of period                                   9.99           $10.02
  Accumulation units outstanding
  at the end of period                           183,384            1,014

INVESTMENT DIVISIONS                           DECEMBER 31,     DECEMBER 31,
                                                   1999           1998 (A)
--------------------------------------------------------------------------------

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                            10.02           $10.00
    End of period                                  10.33           $10.02
  Accumulation units outstanding
  at the end of period                           110,543              200

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                            10.00           $10.00
    End of period                                  10.11           $10.00
  Accumulation units outstanding
  at the end of the period                        53,100                0

Salomon Brothers/JNL U.S. Government &
Quality Bond Division
  Accumulation unit value:
    Beginning of period                            10.09           $10.00
    End of period                                   9.70           $10.09
  Accumulation units outstanding
  at the end of period                           157,802            1,005

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                            10.00           $10.00
    End of period                                  12.50           $10.00
  Accumulation units outstanding
  at the end of period                                  268,215                0

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                            10.95           $10.00
    End of period                                  12.97           $10.95
  Accumulation units outstanding
  at the end of period                           170,064                0

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                           N/A(b)           N/A(b)
    End of period                                 N/A(b)           N/A(b)
  Accumulation units outstanding
  at the end of period                            N/A(b)           N/A(b)


(a)  The Separate Account commenced operations on November 27, 1998.
(b) These investment divisions had not commenced operations as of the date indicated.
(c)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000



            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling
1-800-599-5651. Not all investment divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                           PAGE


General Information and History...............................................2
Services......................................................................2
Purchase of Securities Being Offered..........................................3
Underwriters..................................................................3
Calculation of Performance....................................................3
Additional Tax Information...................................................10
Income Payments; Net Investment Factor ......................................20
Financial Statements ........................................................22

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.


The JNL/First Trust The S&P Target 10 Division is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES

Jackson National NY is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National NY. These changes were put into effect by Jackson National NY as of the date referenced above. Neither Jackson National NY nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP. Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company.

No underwriting commissions are paid by Jackson National NY to JNLD.


CALCULATION OF PERFORMANCE


When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each investment division (except the PPM America/JNL Money Market Division) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                      Date of Initial
                                                                                                       Investment in
                                                                                One Year Period        Corresponding
                                                                                     Ended               Series to
                                                                               December 31, 1999     December 31, 1999*
                                                                               -----------------     ------------------

JNL/Alger Growth Division ..............................................              N/A                  33.98%
JNL/Alliance Growth Division ...........................................              N/A                   N/A
JNL/Eagle Core Equity Division .........................................              N/A                  10.95%
JNL/Eagle SmallCap Equity Division .....................................              N/A                  15.74%
JNL/Janus Aggressive Growth Division ...................................              N/A                  61.88%
JNL/Janus Balanced Division ............................................              N/A                   N/A
JNL/Janus Capital Growth Division ......................................              N/A                 135.94%
JNL/Janus Global Equities Division .....................................              N/A                  58.83%
JNL/Putnam Growth Division .............................................              N/A                  29.16%
JNL/Putnam International Equity Division ...............................              N/A                  23.70%
JNL/Putnam Mid-Cap Growth Division .....................................              N/A                   N/A
JNL/Putnam Value Equity Division .......................................              N/A                  -7.97%
JNL/S&P Conservative Growth Division I .................................              N/A                  2.86%
JNL/S&P Moderate Growth Division I .....................................              N/A                  10.52%
JNL/S&P Aggressive Growth Division I ...................................              N/A                  14.03%
JNL/S&P Very Aggressive Growth Division I ..............................              N/A                  20.88%
JNL/S&P Equity Growth Division I .......................................              N/A                  25.24%
JNL/S&P Equity Aggressive Growth Division I ............................              N/A                  26.62%
PPM America/JNL Balanced Division ......................................              N/A                  -8.52%
PPM America/JNL High Yield Bond Division ...............................              N/A                  -5.68%
Salomon Brothers/JNL Global Bond Division ..............................              N/A                  -6.00%
Salomon Brothers/JNL U.S. Government & Quality
      Bond Division ....................................................              N/A                  -8.37%
T. Rowe Price/JNL Established Growth Division ..........................              N/A                  17.88%
T. Rowe Price/JNL Mid-Cap Growth Division ..............................              N/A                  21.32%
T. Rowe Price/JNL Value Division .......................................              N/A                   N/A
JNL/First Trust The Dow(SM) Target 5 Division ..........................              N/A                   N/A
JNL/First Trust The Dow(SM) Target 10 Division .........................              N/A                   N/A
JNL/First Trust The S&P(R)Target 10 Division ...........................              N/A                   N/A
JNL/First Trust Global Target 15 Division ..............................              N/A                   N/A
JNL/First Trust Target 25 Division .....................................              N/A                   N/A
JNL/First Trust Target Small-Cap Division ..............................              N/A                   N/A
JNL/First Trust Technology Sector Division .............................              N/A                   N/A
JNL/First Trust Pharmaceutical/Healthcare Sector Division ..............              N/A                   N/A
JNL/First Trust Financial Sector Division ..............................              N/A                   N/A
JNL/First Trust Energy Sector Division .................................              N/A                   N/A
JNL/First Trust Leading Brands Sector Division .........................              N/A                   N/A
JNL/First Trust Communications Sector Division .........................              N/A                   N/A

* The JNL/Alger Growth Division commenced operations on December 17, 1998, the JNL/Eagle Core Equity Division commenced operations on March 22, 1999, the JNL/Eagle Small Cap Equity Division commenced operations April 22, 1999, the JNL/Janus Aggressive Growth Division commenced operations on January 29, 1999, the JNL/Janus Capital Growth Division commenced operations on December 17, 1998, JNL/Janus Global Equities Division commenced operations on November 27, 1998, the JNL/Putnam Growth Division commenced operations on November 27, 1998, the JNL/Putnam International Equity Division commenced operations on November 27, 1998, the JNL/Putnam Value Equity Division commenced operations on November 27, 1998, the JNL/S&P Conservative Growth Division I commenced operations on April 22, 1999, the JNL/S&P Moderate Growth Division I commenced operations on April 20, 1999, the JNL/S&P Aggressive Growth Division I commenced operations on May 10, 1999, the JNL/S&P Very Aggressive Growth Division I commenced operations on May 13, 1999, the JNL/S&P Equity Growth Division I commenced operations on April 20, 1999, the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 20, 1999, the PPM America/JNL Balanced Division commenced operations on January 21, 1999, the PPM America/JNL High Yield Bond Division commenced operations on November 27, 1998, the Salomon Brothers/JNL Global Bond Division commenced operations on January 21, 1999, the Salomon Brothers/JNL U.S.
Government & Quality Bond Division commenced operations on November 27, 1998, the T. Rowe Price/JNL Established Growth Division commenced operations on February 9, 1999, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on November 27, 1998. Each of the JNL/Alliance Growth Division, the JNL/Janus Balanced Division, the JNL/Putnam Mid-Cap Growth Division, the T. Rowe Price/JNL Value Division, the JNL/First Trust The Dow(SM) Target 5 Division, the JNL/First Trust The Dow(SM) Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sector Division had not commenced operations as of December 31, 1999.

Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment, therefore Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                                                                                                   Commencement of
                                                                                                    Operations of
                                                                              One Year Period       Corresponding
                                                                                   Ended             Division to
                                                                             December 31, 1999    December 31, 1999
                                                                             -----------------    -----------------

JNL/Alger Growth Division(2)                                                         31.94%               25.31%
JNL/Eagle Core Equity Division(3)                                                    21.83%               22.24%
JNL/Eagle SmallCap Equity Division(3)                                                17.61%               17.43%
JNL/Janus Aggressive Growth Division(1)                                              91.73%               40.13%
JNL/Janus Capital Growth Division(1)                                                121.08%               42.08%
JNL/Janus Global Equities Division(1)                                                62.29%               34.55%
JNL/Putnam Growth Division(1)                                                        27.69%               28.72%
JNL/Putnam International Equity Division(1)                                          30.37%               13.21%
JNL/Putnam Value Equity Division(1)                                                  -2.42%               15.33%
JNL/S&P Conservative Growth Division I(5)                                            17.86%               12.25%
JNL/S&P Moderate Growth Division I(5)                                                24.95%               17.09%
JNL/S&P Aggressive Growth Division I(5)                                              33.50%               23.28%
JNL/S&P Very Aggressive Growth Division I(5)                                         46.79%               31.92%
JNL/S&P Equity Growth Division I(5)                                                  41.19%               25.95%
JNL/S&P Equity Aggressive Growth Division I(5)                                       43.19%               27.85%
PPM America/JNL Balanced Division(1)                                                 -1.49%               10.08%
PPM America/JNL High Yield Bond Division(1)                                          -0.32%                5.01%
Salomon Brothers/JNL Global Bond Division(1)                                          0.45%                6.29%
Salomon Brothers/JNL U.S. Government & Quality
          Bond Division*1)                                                           -6.86%                3.95%
T. Rowe Price/JNL Established Growth Division(1)                                     20.08%               24.98%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                                         18.46%               22.68%

1    Corresponding series commenced operations on May 15, 1995.
2    Corresponding series commenced operations on October 16, 1995.
3    Corresponding series commenced operations on September 16, 1996.
4    Corresponding series commenced operations on March 2, 1998.
5 Each of the corresponding series to the JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998; and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.

Each of the JNL/Alliance Growth Division, the JNL/Janus Balanced Division, the JNL/Putnam Mid-Cap Growth Division, the T. Rowe Price/JNL Value Division, the JNL/First Trust The Dow(SM) Target 5 Division, the JNL/First Trust The Dow(SM) Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the
JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sector Division had not commenced operations as of December 31, 1999.

Prior to May 1, 1997, the corresponding series to the PPM America/JNL Balanced Division was sub-advised by Phoenix Investment Counsel, Inc., the corresponding series to the JNL/Putnam Growth Series was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series to the JNL/Putnam Value Equity Series was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the corresponding series to the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted. Standardized average annual total return is not available for periods before the investment division was in existence.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd


Where:


      a    =   net  investment  income  earned  during  the period by the Series attributable to shares owned by the investment division.
      b    =   expenses for the investment  division accrued for the period (net of reimbursements).
      c    =   the average daily number of accumulation units outstanding during the period.
      d    =   the maximum offering price per accumulation  unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


The yield for the 30-day period ended December 31, 1999 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Series ......................................    2.20%
PPM America/JNL High Yield Bond Series ...............................    7.98%
Salomon Brothers/JNL Global Bond Series ..............................    6.26%
Salomon Brothers/JNL U.S. Government & Quality Bond Series ...........    4.51%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division, subject to Rule 482 under the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 1999 were 3.97% and 4.05%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THE PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


General


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.

Withholding Tax on Distributions

The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code); and (3) hardship withdrawals. Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, a mutual fund will be deemed adequately diversified if
(1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National NY intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.


Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Qualified Plans

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks(this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans


The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are generally descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contract issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRAs

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

         Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

         Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

         (d) Pension and Profit-Sharing Plans


         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Non-Qualified Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans Under
         Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of a Plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to
         January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditor's.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

o        attains age 70 1/2,
o        separates from service,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.

         Under  present  federal tax law,  amounts  accumulated  in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


INCOME PAYMENTS; NET INVESTMENT FACTOR

See "Income Payments (The Income Phase)" in the Prospectus.


The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus


                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus


                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                           JNLNY SEPARATE ACCOUNT - I





                                [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS



                                DECEMBER 31, 1999

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company of New York and
       Contract Owners of JNLNY Separate Account - I


We have audited the accompanying statement of assets and liabilities of each of the twenty-two portfolios comprising JNLNY Separate Account - I, including the schedule of investments as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of JNLNY Separate Account - I as of December 31, 1998, were audited by other auditors whose report thereon dated February 17, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-two portfolios comprising JNLNY Separate Account - I as of December 31, 1999 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with generally accepted accounting principles.



/s/ KPMG, LLP

February 2, 2000

                           JNLNY SEPARATE ACCOUNT - I

                       Statement of Assets and Liabilities
                                December 31, 1999

                                                                                         PORTFOLIOS
                                                            ------------------------------------------------------------------------



                                                              JNL/JANUS     JNL/JANUS      JNL/JANUS                    JNL/EAGLE
                                                             AGGRESSIVE      CAPITAL        GLOBAL       JNL/ALGER        CORE
                                                               GROWTH         GROWTH       EQUITIES        GROWTH        EQUITY
                                                            -------------- ------------- -------------- ------------- --------------

ASSETS:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) .....................     $ 14,790,700   $ 16,042,990  $  4,989,717   $  8,318,586  $    849,933
   Due from Jackson National Life
    Insurance Company of New York .....................           19,269         12,918         8,612          8,612             -
   Receivable for investments sold ....................              567            615           191            319            33
                                                            -------------- ------------- -------------- ------------- --------------
     Total Assets .....................................       14,810,536     16,056,523     4,998,520      8,327,517       849,966


LIABILITIES:

   Payable for investments purchased ..................           19,269         12,918         8,612          8,612             -
   Due to Jackson National Life
    Insurance Company of New York .....................              567            615           191            319            33
                                                            -------------- ------------- -------------- ------------- --------------
     Total Liabilities ................................           19,836         13,533         8,803          8,931            33
                                                            -------------- ------------- -------------- ------------- --------------


NET ASSETS ............................................     $ 14,790,700   $ 16,042,990  $  4,989,717   $  8,318,586  $    849,933
                                                            ============== ============= ============== ============= ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ........................          875,270        640,394       289,871        587,023        71,996
                                                            ============== ============= ============== ============= ==============
   Unit value (net assets divided by
    units outstanding) ................................     $      16.90   $      25.05  $      17.21   $      14.17  $      11.81
                                                            ============== ============= ============== ============= ==============


                                                            ---------------------------



                                                              JNL/EAGLE
                                                              SMALLCAP      JNL/PUTNAM
                                                               EQUITY         GROWTH
                                                            -------------- -------------

ASSETS:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) .....................     $    921,804   $  5,859,449
   Due from Jackson National Life
    Insurance Company of New York .....................                -          6,351
   Receivable for investments sold ....................               35            225
                                                            -------------- -------------
     Total Assets .....................................          921,839      5,866,025


LIABILITIES:

   Payable for investments purchased ..................               --          6,351
   Due to Jackson National Life
    Insurance Company of New York .....................               35            225
                                                            -------------- -------------
     Total Liabilities ................................               35          6,576
                                                            -------------- -------------


NET ASSETS ............................................     $    921,804   $  5,859,449
                                                            ============== =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ........................           75,042        423,138
                                                            ============== =============
   Unit value (net assets divided by
    units outstanding) ................................     $      12.28   $      13.85
                                                            ============== =============


                See accompanying notes to financial statements.


                                                            ------------------------------------------------------------------------


                                                                                               PPM           PPM
                                                             JNL/PUTNAM         PPM        AMERICA/JNL   AMERICA/JNL      SALOMON
                                                                VALUE       AMERICA/JNL    HIGH YIELD       MONEY      BROTHERS/JNL
                                                               EQUITY        BALANCED         BOND          MARKET      GLOBAL BOND
                                                            -------------- -------------- -------------- ------------- -------------

ASSETS:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) .....................     $  5,276,409   $  1,867,141   $  1,831,873   $  1,142,352  $    536,862
   Due from Jackson National Life
    Insurance Company of New York .....................                -         35,704              -              -             -
   Receivable for investments sold ....................              202             70             70             44            21
                                                            -------------- -------------- -------------- ------------- -------------
     Total Assets .....................................        5,276,611      1,902,915      1,831,943      1,142,396       536,883


LIABILITIES:

   Payable for investments purchased ..................                -         35,704              -              -             -
   Due to Jackson National Life
    Insurance Company of New York .....................              202             70             70             44            21
                                                            -------------- -------------- -------------- ------------- -------------
     Total Liabilities ................................              202         35,774             70             44            21
                                                            -------------- -------------- -------------- ------------- -------------


NET ASSETS ............................................     $  5,276,409   $  1,867,141   $  1,831,873   $  1,142,352  $    536,862
                                                            ============== ============== ============== ============= =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ........................          541,720        189,390        183,384        110,543       53,100
                                                            ============== ============== ============== ============= =============
   Unit value (net assets divided by
    units outstanding) ................................     $       9.74   $       9.86   $      9.99    $     10.33   $     10.11
                                                            ============== ============== ============== ============= =============

                                                            --------------------------------------------------------------

                                                                                                T. ROWE
                                                                SALOMON          T. ROWE       PRICE/JNL       T. ROWE
                                                              BROTHERS/JNL      PRICE/JNL    INTERNATIONAL    PRICE/JNL
                                                            U.S. GOVERNMENT    ESTABLISHED      EQUITY         MID-CAP
                                                             & QUALITY BOND      GROWTH       INVESTMENT       GROWTH
                                                            ----------------- -------------- -------------- --------------

ASSETS:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) .....................     $     1,530,200   $  3,352,196   $  1,405,994   $  2,205,560
   Due from Jackson National Life
    Insurance Company of New York .....................                   -              -          6,351              -
   Receivable for investments sold ....................                  59            129             54             85
                                                            ----------------- -------------- -------------- --------------
     Total Assets .....................................           1,530,259      3,352,325      1,412,399      2,205,645


LIABILITIES:

   Payable for investments purchased ..................                   -              -          6,351              -
   Due to Jackson National Life
    Insurance Company of New York .....................                  59            129             54             85
                                                            ----------------- -------------- -------------- --------------
     Total Liabilities ................................                  59            129          6,405             85
                                                            ----------------- -------------- -------------- --------------


NET ASSETS ............................................     $     1,530,200   $  3,352,196   $  1,405,994   $  2,205,560
                                                            ================= ============== ============== ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ........................             157,802        268,215        106,235        170,064
                                                            ================= ============== ============== ==============
   Unit value (net assets divided by
    units outstanding) ................................     $          9.70   $      12.50   $      13.23   $      12.97
                                                            ================= ============== ============== ==============

                           JNLNY SEPARATE ACCOUNT - I

                                December 31, 1999


                                                                                   PORTFOLIOS
                                             --------------------------------------------------------------------------------------


                                                                                           JNL/S&P                       JNL/S&P
                                                JNL/S&P       JNL/S&P        JNL/S&P         VERY         JNL/S&P        EQUITY
                                             CONSERVATIVE     MODERATE     AGGRESSIVE     AGGRESSIVE      EQUITY       AGGRESSIVE
                                               GROWTH I       GROWTH I      GROWTH I       GROWTH I      GROWTH I       GROWTH I
                                             -------------- ------------- -------------- ------------- -------------- --------------

ASSETS:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) .......    $  1,233,318   $  1,269,710  $  1,204,311   $    198,709  $  1,465,535   $    629,427
   Due from Jackson National Life
    Insurance Company of New York .......               -          6,351             -              -             -              -
   Receivable for investments sold ......              47             48            46              8            56             24
                                             -------------- ------------- -------------- ------------- -------------- --------------
     Total Assets .......................       1,233,365      1,276,109     1,204,357        198,717     1,465,591        629,451


LIABILITIES:

   Payable for investments purchased ....               -          6,351             -              -             -              -
   Due to Jackson National Life
    Insurance Company of New York .......              47             48            46              8            56             24
                                             -------------- ------------- -------------- ------------- -------------- --------------
     Total Liabilities ..................              47          6,399            46              8            56             24
                                             -------------- ------------- -------------- ------------- -------------- --------------


NET ASSETS ..............................    $  1,233,318   $  1,269,710  $  1,204,311   $    198,709  $  1,465,535   $    629,427
                                             ============== ============= ============== ============= ============== ==============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding ..........         112,158        107,947        99,418         15,526       110,742         47,070
                                             ============== ============= ============== ============= ============== ==============
   Unit value (net assets divided by
    units outstanding) ..................    $      11.00   $      11.76  $      12.11   $      12.80  $      13.23   $      13.37
                                             ============== ============= ============== ============= ============== ==============

                See accompanying notes to financial statements.

                           JNLNY SEPARATE ACCOUNT - I

                             Statement of Operations
                     For the period ended December 31, 1999


                                                                                            PORTFOLIOS
                                                            ------------------------------------------------------------------------



                                                              JNL/JANUS     JNL/JANUS      JNL/JANUS                    JNL/EAGLE
                                                             AGGRESSIVE      CAPITAL        GLOBAL       JNL/ALGER        CORE
                                                               GROWTH1        GROWTH       EQUITIES        GROWTH        EQUITY2
                                                            -------------- ------------- -------------- ------------- --------------

NET REALIZED GAIN FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ..............................       $    964,091   $  1,204,393  $    361,798   $    476,094  $     95,812
   Cost of investments sold .........................            833,041      1,008,343       333,971        454,014        94,263
                                                            -------------- ------------- -------------- ------------- --------------
   Net realized gain from sales
    of investments ..................................            131,050        196,050        27,827         22,080         1,549


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of
    period ..........................................                  -            424         1,305          1,561             -
   Unrealized gain end of period ....................          4,269,576      5,509,435     1,260,427      1,225,259        95,424
                                                            -------------- ------------- -------------- ------------- --------------
   Change in net unrealized gain on
    investments .....................................          4,269,576      5,509,011     1,259,122      1,223,698        95,424
                                                            -------------- ------------- -------------- ------------- --------------


NET GAIN ON INVESTMENTS .............................          4,400,626      5,705,061     1,286,949      1,245,778        96,973


EXPENSES:

   Administrative charge ............................              7,097          6,494         1,876          4,336           401
   Mortality and expense risk charge ................             59,140         54,115        15,632         36,131         3,340
                                                            -------------- ------------- -------------- ------------- --------------

    TOTAL EXPENSES ..................................             66,237         60,609        17,508         40,467         3,741
                                                            -------------- ------------- -------------- ------------- --------------

INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........................       $  4,334,389   $  5,644,452  $  1,269,441   $  1,205,311  $     93,232
                                                            ============== ============= ============== ============= ==============

                                                            ----------------------------



                                                              JNL/EAGLE
                                                              SMALLCAP      JNL/PUTNAM
                                                               EQUITY3        GROWTH
                                                            -------------- -------------

NET REALIZED GAIN FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ..............................       $     54,398   $    551,536
   Cost of investments sold .........................             53,684        514,669
                                                            -------------- -------------
   Net realized gain from sales
    of investments ..................................                714         36,867


CHANGE IN NET UNREALIZED GAIN ON
   INVESTMENTS:

   Unrealized gain beginning of
    period ..........................................                  -              -
   Unrealized gain end of period ....................            113,145      1,002,641
                                                            -------------- -------------
   Change in net unrealized gain on
    investments .....................................            113,145      1,002,641
                                                            -------------- -------------


NET GAIN ON INVESTMENTS .............................            113,859      1,039,508


EXPENSES:

   Administrative charge ............................                385          3,313
   Mortality and expense risk charge ................              3,208         27,608
                                                            -------------- -------------

    TOTAL EXPENSES ..................................              3,593         30,921
                                                            -------------- -------------

INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........................       $    110,266   $  1,008,587
                                                            ============== =============

-------------------------------------
1    Period from January 29, 1999 (commencement of operations).
2    Period from March 22, 1999 (commencement of operations).
3    Period from April 22, 1999 (commencement of operations).


              See accompanying notes to the financial statements.

                           JNLNY SEPARATE ACCOUNT - I

                     For the period ended December 31, 1999

                                                                                           PORTFOLIOS
                                                            ------------------------------------------------------------------------


                                                                                              PPM           PPM
                                                             JNL/PUTNAM        PPM        AMERICA/JNL   AMERICA/JNL      SALOMON
                                                                VALUE      AMERICA/JNL    HIGH YIELD       MONEY      BROTHERS/JNL
                                                               EQUITY       BALANCED1        BOND          MARKET     GLOBAL BOND1
                                                            -------------- ------------- -------------- ------------- --------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ................................     $    582,582   $     64,134  $    466,354   $  2,265,562  $     33,453
   Cost of investments sold ...........................          622,500         65,431       467,029      2,249,906        33,257
                                                            -------------- ------------- -------------- ------------- --------------
   Net realized gain (loss) from
    sales of investments ..............................          (39,918)        (1,297)         (675)        15,656           196


CHANGE IN NET UNREALIZED GAIN
(LOSS) ON
   INVESTMENTS:

   Unrealized gain beginning of
    period ............................................               53              -            39              4             -
   Unrealized gain (loss) end of
    period ............................................         (276,222)       (34,756)        3,965          8,210        10,419
                                                            -------------- ------------- -------------- ------------- --------------
   Change in net unrealized gain
    (loss) on investments .............................         (276,275)       (34,756)        3,926          8,206        10,419
                                                            -------------- ------------- -------------- ------------- --------------


NET GAIN (LOSS) ON INVESTMENTS ........................         (316,193)       (36,053)        3,251         23,862        10,615


EXPENSES:

   Administrative charge ..............................            3,091          1,256         1,389            757           353
   Mortality and expense risk charge ..................           25,757         10,465        11,574          6,310         2,940
                                                            -------------- ------------- -------------- ------------- --------------

    TOTAL EXPENSES ....................................           28,848         11,721        12,963          7,067         3,293
                                                            -------------- ------------- -------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................     $   (345,041)  $    (47,774) $     (9,712)  $     16,795  $      7,322
                                                            ============== ============= ============== ============= ==============

                                                            ------------------------------

                                                               SALOMON
                                                             BROTHERS/JNL      T. ROWE
                                                                 U.S.         PRICE/JNL
                                                             GOVERNMENT &    ESTABLISHED
                                                             QUALITY BOND      GROWTH2
                                                            --------------- --------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ................................     $    291,695    $    980,232
   Cost of investments sold ...........................          291,721         929,562
                                                            --------------- --------------
   Net realized gain (loss) from
    sales of investments ..............................              (26)         50,670


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ............................................               44               -
   Unrealized gain (loss) end of
    period ............................................           (5,978)        442,034
                                                            --------------- --------------
   Change in net unrealized gain
    (loss) on investments .............................           (6,022)        442,034
                                                            --------------- --------------


NET GAIN (LOSS) ON INVESTMENTS ........................           (6,048)        492,704


EXPENSES:

   Administrative charge ..............................            1,152           2,383
   Mortality and expense risk charge ..................            9,603          19,857
                                                            --------------- --------------

    TOTAL EXPENSES ....................................           10,755          22,240
                                                            --------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................     $    (16,803)   $    470,464
                                                            =============== ==============

-----------------------------
1    Period from January 21, 1999 (commencement of operations).
2    Period from February 9, 1999 (commencement of operations).
3    Period from April 20, 1999 (commencement of operations).
4    Period from April 22, 1999 (commencement of operations).
5    Period from May 10, 1999 (commencement of operations).
6    Period from May 13, 1999 (commencement of operations).


                See accompanying notes to financial statements.


                                                            ------------------------------------------------------------------------

                                                               T. ROWE
                                                              PRICE/JNL       T. ROWE
                                                            INTERNATIONAL    PRICE/JNL       JNL/S&P       JNL/S&P        JNL/S&P
                                                               EQUITY         MID-CAP     CONSERVATIVE     MODERATE     AGGRESSIVE
                                                             INVESTMENT       GROWTH        GROWTH I(4)   GROWTH I(3)   GROWTH I(5)
                                                            -------------- -------------- -------------- ------------- -------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ................................     $     71,889   $    399,177   $    101,966   $     91,090  $     26,507
   Cost of investments sold ...........................           68,969        378,331        103,233         88,656        23,573
                                                            -------------- -------------- -------------- ------------- -------------
   Net realized gain (loss) from
    sales of investments ..............................            2,920         20,846         (1,267)         2,434         2,934


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ............................................                -              -              -              -             -
   Unrealized gain (loss) end of
    period ............................................          265,461        308,059        118,207        177,161       209,745
                                                            -------------- -------------- -------------- ------------- -------------
   Change in net unrealized gain
    (loss) on investments .............................          265,461        308,059        118,207        177,161       209,745
                                                            -------------- -------------- -------------- ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ........................          268,381        328,905        116,940        179,595       212,679


EXPENSES:

   Administrative charge ..............................              718          1,308            594            634           568
   Mortality and expense risk charge ..................            5,983         10,902          4,949          5,282         4,733
                                                            -------------- -------------- -------------- ------------- -------------

    TOTAL EXPENSES ....................................            6,701         12,210          5,543          5,916         5,301
                                                            -------------- -------------- -------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................     $    261,680   $    316,695   $    111,397   $    173,679  $    207,378
                                                            ============== ============== ============== ============= =============

                                                            --------------------------------------------


                                                               JNL/S&P                       JNL/S&P
                                                                 VERY          JNL/S&P        EQUITY
                                                              AGGRESSIVE       EQUITY       AGGRESSIVE
                                                              GROWTH I(6)     GROWTH I(3)   GROWTH I(3)
                                                            --------------- -------------- -------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ................................     $      1,192    $     21,361   $     18,870
   Cost of investments sold ...........................            1,074          18,522         18,876
                                                            --------------- -------------- -------------
   Net realized gain (loss) from
    sales of investments ..............................              118           2,839             (6)


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ............................................                -               -              -
   Unrealized gain (loss) end of
    period ............................................           39,033         289,771        140,134
                                                            --------------- -------------- -------------
   Change in net unrealized gain
    (loss) on investments .............................           39,033         289,771        140,134
                                                            --------------- -------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ........................           39,151         292,610        140,128


EXPENSES:

   Administrative charge ..............................               83             617            237
   Mortality and expense risk charge ..................              689           5,142          1,975
                                                            --------------- -------------- -------------

    TOTAL EXPENSES ....................................              772           5,759          2,212
                                                            --------------- -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................     $     38,379    $    286,851   $    137,916
                                                            =============== ============== =============

                           JNLNY SEPARATE ACCOUNT - I

                       Statements of Changes in Net Assets


                                                                                             PORTFOLIOS
                                                            ------------------------------------------------------------------------

                                                             JNL/JANUS
                                                             AGGRESSIVE            JNL/JANUS                   JNL/JANUS
                                                               GROWTH            CAPITAL GROWTH             GLOBAL EQUITIES


                                                            -------------- ---------------------------------------------------------
                                                            PERIOD FROM                  PERIOD FROM                   PERIOD FROM
                                                            JANUARY 29,                  DECEMBER 17,                  NOVEMBER 27,
                                                              1999* TO     YEAR ENDED      1998* TO      YEAR ENDED     1998* TO
                                                            DECEMBER 31,    DECEMBER     DECEMBER 31,   DECEMBER 31,    DECEMBER
                                                                               31,                                         31,
                                                                1999          1999           1998           1999          1998
                                                            -------------- ------------- -------------- -------------- -------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............................    $    131,050   $    196,050  $          -   $     27,827   $          -
   Change in net unrealized gain
    (loss) on investments ..............................       4,269,576      5,509,011           424      1,259,122          1,305
   Administrative charge ...............................          (7,097)        (6,494)            -         (1,876)            (2)
   Mortality and expense risk charge ...................         (59,140)       (54,115)           (2)       (15,632)           (20)
                                                            -------------- ------------- -------------- -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................       4,334,389      5,644,452           422      1,269,441          1,283


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........................      10,456,311     10,394,024         4,092      3,690,871         28,122
                                                            -------------- ------------- -------------- -------------- -------------

   Increase in net assets ..............................      14,790,700     16,038,476         4,514      4,960,312         29,405


NET ASSETS:

   Beginning of period .................................               -          4,514             -         29,405              -
                                                            -------------- ------------- -------------- -------------- -------------

   End of period .......................................    $ 14,790,700   $ 16,042,990  $      4,514   $  4,989,717   $     29,405
                                                            ============== ============= ============== ============== =============

                                                            ----------------------------



                                                                 JNL/ALGER GROWTH


                                                            ----------------------------
                                                                           PERIOD FROM
                                                                           DECEMBER 17,
                                                             YEAR ENDED     1998* TO
                                                            DECEMBER 31,    DECEMBER
                                                                               31,
                                                                1999          1998
                                                            -------------- -------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............................    $     22,080   $          1
   Change in net unrealized gain
    (loss) on investments ..............................       1,223,698          1,561
   Administrative charge ...............................          (4,336)            (2)
   Mortality and expense risk charge ...................         (36,131)           (14)
                                                            -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................       1,205,311          1,546


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........................       7,074,470         37,259
                                                            -------------- -------------

   Increase in net assets ..............................       8,279,781         38,805


NET ASSETS:

   Beginning of period .................................          38,805              -
                                                            -------------- -------------

   End of period .......................................    $  8,318,586   $     38,805
                                                            ============== =============

--------------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.

                                                            -----------------------------------------------------------

                                                                            JNL/EAGLE
                                                             JNL/EAGLE       SMALLCAP            JNL/PUTNAM
                                                            CORE EQUITY       EQUITY               GROWTH


                                                            -------------- -------------- ----------------------------
                                                            PERIOD FROM    PERIOD FROM                   PERIOD FROM
                                                             MARCH 22,      APRIL 22,                    NOVEMBER 27,
                                                              1999* TO       1999* TO      YEAR ENDED     1998* TO
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                1999           1999           1999          1998
                                                            -------------- -------------- -------------- -------------



OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............................    $      1,549   $        714   $     36,867   $        688
   Change in net unrealized gain
    (loss) on investments ..............................          95,424        113,145      1,002,641              -
   Administrative charge ...............................            (401)          (385)        (3,313)            (1)
   Mortality and expense risk charge ...................          (3,340)        (3,208)       (27,608)            (9)
                                                            -------------- -------------- -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................          93,232        110,266      1,008,587            678


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........................         756,701        811,538      4,850,862           (678)
                                                            -------------- -------------- -------------- -------------

   Increase in net assets ..............................         849,933        921,804      5,859,449              -


NET ASSETS:

   Beginning of period .................................               -              -              -              -
                                                            -------------- -------------- -------------- -------------

   End of period .......................................    $    849,933   $    921,804   $  5,859,449   $          -
                                                            ============== ============== ============== =============

                                                            ------------------------------------------------------------------------

                                                                                            PPM
                                                                   JNL/PUTNAM           AMERICA/JNL        PPM AMERICA/JNL
                                                                  VALUE EQUITY            BALANCED         HIGH YIELD BOND


                                                            -------------- -------------- ------------------------------------------
                                                                           PERIOD FROM    PERIOD FROM                  PERIOD FROM
                                                                           NOVEMBER 27,   JANUARY 21,                  NOVEMBER 27,
                                                             YEAR ENDED      1998* TO       1999* TO     YEAR ENDED      1998* TO
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                1999           1998           1999          1999           1998
                                                            -------------- -------------- -------------- ------------- -------------


OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............................    $    (39,918)  $         21   $     (1,297)  $       (675) $          -
   Change in net unrealized gain
    (loss) on investments ..............................        (276,275)            53        (34,756)         3,926            39
   Administrative charge ...............................          (3,091)            (2)        (1,256)        (1,389)           (1)
   Mortality and expense risk charge ...................         (25,757)           (17)       (10,465)       (11,574)           (8)
                                                            -------------- -------------- -------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................        (345,041)            55        (47,774)        (9,712)           30


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........................       5,611,560          9,835      1,914,915      1,831,428        10,127
                                                            -------------- -------------- -------------- ------------- -------------

   Increase in net assets ..............................       5,266,519          9,890      1,867,141      1,821,716        10,157


NET ASSETS:

   Beginning of period .................................           9,890              -              -         10,157             -
                                                            -------------- -------------- -------------- ------------- -------------

   End of period .......................................    $  5,276,409   $      9,890   $  1,867,141   $  1,831,873  $     10,157
                                                            ============== ============== ============== ============= =============

                           JNLNY SEPARATE ACCOUNT - I

                                                                                  PORTFOLIOS
                                             ---------------------------------------------------------------------------------------


                                                                                                                        T. ROWE
                                                                            SALOMON         SALOMON BROTHERS/JNL       PRICE/JNL
                                                  PPM AMERICA/JNL         BROTHERS/JNL       U.S. GOVERNMENT &        ESTABLISHED
                                                    MONEY MARKET          GLOBAL BOND           QUALITY BOND             GROWTH

                                             ---------------------------- -------------- ---------------------------- --------------
                                                            PERIOD FROM   PERIOD FROM                   PERIOD FROM    PERIOD FROM
                                                            DECEMBER 17,   JANUARY 21,                  NOVEMBER 27,    FEBRUARY 9,
                                               YEAR ENDED     1998* TO      1999* TO       YEAR ENDED     1998* TO       1999* TO
                                             DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                 1999           1998          1999            1999          1998           1999
                                             -------------- ------------- -------------- -------------- ------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............     $     15,656   $          -  $        196   $        (26)  $          -  $     50,670
   Change in net unrealized gain
    (loss) on investments ..............            8,206              4        10,419         (6,022)            44       442,034
   Administrative charge ...............             (757)             -          (353)        (1,152)            (1)       (2,383)
   Mortality and expense risk charge ...           (6,310)            (1)       (2,940)        (9,603)            (8)      (19,857)
                                             -------------- ------------- -------------- -------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........           16,795              3         7,322        (16,803)            35       470,464


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........        1,123,554          2,000       529,540      1,536,867         10,101     2,881,732
                                             -------------- ------------- -------------- -------------- ------------- --------------

   Increase in net assets ..............        1,140,349          2,003       536,862      1,520,064         10,136     3,352,196


NET ASSETS:

   Beginning of period .................            2,003              -             -         10,136              -             -
                                             -------------- ------------- -------------- -------------- ------------- --------------

   End of period .......................     $  1,142,352   $      2,003  $    536,862   $  1,530,200   $     10,136  $  3,352,196
                                             ============== ============= ============== ============== ============= ==============

--------------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.


                                             ---------------------------------------------------------------------------------------

                                                  T. ROWE PRICE/JNL                                      JNL/S&P       JNL/S&P
                                                INTERNATIONAL EQUITY          T. ROWE PRICE/JNL        CONSERVATIVE    MODERATE
                                                     INVESTMENT                 MID CAP GROWTH           GROWTH I      GROWTH I

                                             ----------------------------- ---------------------------- -------------- -------------
                                                            PERIOD FROM                   PERIOD FROM   PERIOD FROM    PERIOD FROM
                                                            NOVEMBER 27,                  NOVEMBER 27,    APRIL 22      APRIL 20,
                                              YEAR ENDED      1998* TO      YEAR ENDED     1998* TO       1999* TO       1999* TO
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                 1999           1998           1999          1998           1999           1999
                                             -------------- -------------- -------------- ------------- -------------- -------------


OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............     $      2,920   $         22   $     20,846   $         92  $     (1,267)  $      2,434
   Change in net unrealized gain
    (loss) on investments ..............          265,461              -        308,059              -       118,207        177,161
   Administrative charge ...............             (718)             -         (1,308)             -          (594)          (634)
   Mortality and expense risk charge ...           (5,983)            (2)       (10,902)            (2)       (4,949)        (5,282)
                                             -------------- -------------- -------------- ------------- -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........          261,680             20        316,695             90       111,397        173,679


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........        1,144,314            (20)     1,888,865            (90)    1,121,921      1,096,031
                                             -------------- -------------- -------------- ------------- -------------- -------------

   Increase in net assets ..............        1,405,994              -      2,205,560              -     1,233,318      1,269,710


NET ASSETS:

   Beginning of period .................                -              -              -              -             -              -
                                             -------------- -------------- -------------- ------------- -------------- -------------

   End of period .......................     $  1,405,994   $          -   $  2,205,560   $          -  $  1,233,318   $  1,269,710
                                             ============== ============== ============== ============= ============== =============

                                             -----------------------------

                                               JNL/S&P       JNL/S&P
                                              AGGRESSIVE       VERY
                                               GROWTH I     AGGRESSIVE


                                             ------------- ---------------
                                             PERIOD FROM   PERIOD FROM
                                               MAY 10,       MAY 13,
                                               1999* TO      1999* TO
                                             DECEMBER 31,  DECEMBER 31,
                                                 1999          1999
                                             ------------- ---------------


OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...............     $      2,934   $        118
   Change in net unrealized gain
    (loss) on investments ..............          209,745         39,033
   Administrative charge ...............             (568)           (83)
   Mortality and expense risk charge ...           (4,733)          (689)
                                             -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........          207,378         38,379


NET DEPOSITS INTO (WITHDRAWALS FROM)
   SEPARATE ACCOUNT (NOTE 6) ...........          996,933        160,330
                                             -------------- --------------

   Increase in net assets ..............        1,204,311        198,709


NET ASSETS:

   Beginning of period .................                -              -
                                             -------------- --------------

   End of period .......................     $  1,204,311   $    198,709
                                             ============== ==============

                           JNLNY SEPARATE ACCOUNT - I

                                                            PORTFOLIOS
                                                    ----------------------------
                                                                     JNL/S&P
                                                      JNL/S&P        EQUITY
                                                       EQUITY      AGGRESSIVE
                                                      GROWTH I      GROWTH I


                                                    -------------- -------------
                                                    PERIOD FROM    PERIOD FROM
                                                     APRIL 20,      APRIL 20,
                                                      1999* TO      1999* TO
                                                    DECEMBER 31,   DECEMBER 31,
                                                        1999           1999
                                                    -------------- -------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........................   $      2,839   $         (6)
   Change in net unrealized gain on
    investments .................................        289,771        140,134
   Administrative charge ........................           (617)          (237)
   Mortality and expense risk charge ............         (5,142)        (1,975)
                                                    -------------- -------------

INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................        286,851        137,916


NET DEPOSITS INTO
   SEPARATE ACCOUNT (NOTE 6) ....................      1,178,684        491,511
                                                    -------------- -------------

   Increase in net assets .......................      1,465,535        629,427


NET ASSETS:

   Beginning of period ..........................              -              -
                                                    -------------- -------------

   End of period ................................   $  1,465,535   $    629,427
                                                    ============== =============

--------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.

                           JNLNY SEPARATE ACCOUNT - I

                             Schedule of Investments
                                December 31, 1999


                                                                           NUMBER                           MARKET
                                                                          OF SHARES         COST             VALUE
                                                                       ---------------  ---------------  ---------------
JNL SERIES TRUST
----------------

JNL/Janus Aggressive Growth .......................................            370,045  $   10,521,124   $   14,790,700

JNL/Janus Capital Growth ..........................................            367,790      10,533,555       16,042,990

JNL/Janus Global Equities .........................................            139,807       3,729,290        4,989,717

JNL/Alger Growth ..................................................            363,098       7,093,327        8,318,586

JNL/Eagle Core Equity .............................................             46,017         754,509          849,933

JNL/Eagle SmallCap Equity .........................................             54,320         808,659          921,804

JNL/Putnam Growth .................................................            205,956       4,856,808        5,859,449

JNL/Putnam Value Equity ...........................................            314,446       5,552,631        5,276,409

PPM America/JNL Balanced ..........................................            148,186       1,901,897        1,867,141

PPM America/JNL High Yield Bond ...................................            180,836       1,827,908        1,831,873

PPM America/JNL Money Market ......................................          1,142,352       1,134,142        1,142,352

Salomon Brothers/JNL Global Bond ..................................             52,377         526,443          536,862

Salomon Brothers/JNL U.S. Government & Quality Bond ...............            147,703       1,536,178        1,530,200

T. Rowe Price/JNL Established Growth ..............................            154,479       2,910,162        3,352,196

T. Rowe Price/JNL International Equity Investment .................             83,740       1,140,533        1,405,994

T. Rowe Price/JNL Mid-Cap Growth ..................................             93,022       1,897,501        2,205,560

JNL/S&P Conservative Growth I .....................................             99,062       1,115,111        1,233,318

JNL/S&P Moderate Growth I .........................................             94,613       1,092,549        1,269,710

JNL/S&P Aggressive Growth I .......................................             81,982         994,566        1,204,311

JNL/S&P Very Aggressive Growth I ..................................             11,963         159,676          198,709

JNL/S&P Equity Growth I ...........................................             96,353       1,175,764        1,465,535

JNL/S&P Equity Aggressive Growth I ................................             40,452         489,293          629,427


                See accompanying notes to financial statements.

                           JNLNY SEPARATE ACCOUNT - I

                          Notes to Financial Statements


NOTE 1 - ORGANIZATION

         Jackson National Life Insurance Company of New York ("JNLNY") established JNLNY Separate Account - I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNLNY. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently consists of twenty two Portfolios, each of which invests in the following series of the JNL Series Trust:

                  JNL/Janus Aggressive Growth Series
                  JNL/Janus Capital Growth Series
                  JNL/Janus Global Equities Series
                  JNL/Alger Growth Series
                  JNL/Eagle Core Equity Series
                  JNL/Eagle SmallCap Equity Series
                  JNL/Putnam Growth Series
                  JNL/Putnam Value Equity Series
                  PPM America/JNL Balanced Series
                  PPM America/JNL High Yield Bond Series
                  PPM America/JNL Money Market Series
                  Salomon Brothers/JNL Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  JNL/S&P Conservative Growth Series I
                  JNL/S&P Moderate Growth Series I
                  JNL/S&P Aggressive Growth Series I
                  JNL/S&P Very Aggressive Growth Series I
                  JNL/S&P Equity Growth Series I
                  JNL/S&P Equity Aggressive Growth Series I

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series of the JNL Series Trust.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

                           JNLNY SEPARATE ACCOUNT - I

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in JNL Series Trust are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

         Charges are deducted from the Separate Account to compensate JNLNY for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

         Contract Maintenance Charge

                  An annual contract maintenance charge of $30 is charged against each contract to reimburse JNLNY for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 1999, $9 in contract maintenance charges were assessed.

                           JNLNY SEPARATE ACCOUNT - I

NOTE 3 - POLICY CHARGES (CONTINUED)

         Transfer Fee Charge

                  A  transfer  fee  of $25  will  apply  to  transfers  made  by policyholders between the Portfolios and between the Portfolios and the general account in excess of 15 transfers in a contract year. JNLNY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 1999, no transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by JNLNY and withheld from the proceeds of the withdrawals. For the period ended December 31, 1999, $59,659 in surrender charges were assessed.

         Insurance Charges

                  JNLNY deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNLNY is that the insured may receive benefits greater than those anticipated by JNLNY. The expense risk assumed by JNLNY is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNLNY deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNLNY for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                           JNLNY SEPARATE ACCOUNT - I

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         For the period ended December 31, 1999, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:


                                                                                                     PROCEEDS
                                                                                    PURCHASES       FROM SALES
                                                                                 ---------------- ----------------
         JNL SERIES TRUST
         ----------------

         JNL/Janus Aggressive Growth ..................................          $   11,354,165   $      964,091

         JNL/Janus Capital Growth .....................................              11,537,808        1,204,393

         JNL/Janus Global Equities ....................................               4,035,161          361,798

         JNL/Alger Growth .............................................               7,510,097          476,094

         JNL/Eagle Core Equity ........................................                 848,772           95,812

         JNL/Eagle SmallCap Equity ....................................                 862,343           54,398

         JNL/Putnam Growth ............................................               5,371,477          551,536

         JNL/Putnam Value Equity ......................................               6,165,294          582,582

         PPM America/JNL Balanced .....................................               1,967,328           64,134

         PPM America/JNL High Yield Bond ..............................               2,284,819          466,354

         PPM America/JNL Money Market .................................               3,382,049        2,265,562

         Salomon Brothers/JNL Global Bond .............................                 559,700           33,453

         Salomon Brothers/JNL U.S. Government & Quality Bond ..........               1,817,807          291,695

         T. Rowe Price/JNL Established Growth .........................               3,839,724          980,232

         T. Rowe Price/JNL International Equity Investment ............               1,209,502           71,889

         T. Rowe Price/JNL Mid-Cap Growth .............................               2,275,832          399,177

         JNL/S&P Conservative Growth I ................................               1,218,344          101,966

         JNL/S&P Moderate Growth I ....................................               1,181,205           91,090

         JNL/S&P Aggressive Growth I ..................................               1,018,139           26,507

         JNL/S&P Very Aggressive Growth I .............................                 160,750            1,192

         JNL/S&P Equity Growth I ......................................               1,194,286           21,361

         JNL/S&P Equity Aggressive Growth I ...........................                 508,169           18,870

                           JNLNY SEPARATE ACCOUNT - I

NOTE 5 -  ACCUMULATION OF UNIT ACTIVITY

     The following is a reconciliation of unit activity for the periods ended December 31, 1999 and 1998:


                                           UNITS                                UNITS                                UNITS
                                        OUTSTANDING    UNITS       UNITS     OUTSTANDING    UNITS       UNITS     OUTSTANDING
PORTFOLIO:                                  AT        ISSUED      REDEEMED   AT 12/31/98   ISSUED      REDEEMED   AT 12/31/99
                                         11/27/98*
                                        ------------ ----------- ----------- ----------- ------------ ----------- ------------

JNL/Janus Aggressive Growth ........            -           -            -           -     944,377      (69,107)    875,270

JNL/Janus Capital Growth ...........            -         398            -         398     706,188      (66,192)    640,394

JNL/Janus Global Equities ..........            -       2,772            -       2,772     314,705      (27,606)    289,871

JNL/Alger Growth ...................            -       3,613            -       3,613     618,803      (35,393)    587,023

JNL/Eagle Core Equity ..............            -           -            -           -      80,670       (8,674)     71,996

JNL/Eagle SmallCap Equity ..........            -           -            -           -      79,550       (4,508)     75,042

JNL/Putnam Growth ..................            -       1,010       (1,010)          -     465,765      (42,627)    423,138

JNL/Putnam Value Equity ............            -       1,985         (994)        991     597,018      (56,289)    541,720

PPM America/JNL Balanced ...........            -           -            -           -     194,718       (5,328)    189,390

PPM America/JNL High Yield Bond ....            -       1,014            -       1,014     227,715      (45,345)    183,384

PPM America/JNL Money Market .......            -         200            -         200     331,245     (220,902)    110,543

Salomon Brothers/JNL Global Bond ...            -           -            -           -      56,117       (3,017)     53,100

Salomon Brothers/JNL U.S. Government
&  Quality Bond ....................            -       1,005            -       1,005     185,284      (28,487)    157,802

T. Rowe Price/JNL Established Growth            -           -            -           -     352,527      (84,312)    268,215

T. Rowe Price/JNL International
Equity Investment ..................            -         253         (253)          -     112,234       (5,999)    106,235


T. Rowe Price/JNL Mid-Cap Growth ...            -         253         (253)          -     203,921      (33,857)    170,064

JNL/S&P Conservative Growth I ......            -           -            -           -     122,036       (9,878)    112,158

JNL/S&P Moderate Growth I ..........            -           -            -           -     116,170       (8,223)    107,947

JNL/S&P Aggressive Growth I ........            -           -            -           -     101,278       (1,860)     99,418

JNL/S&P Very Aggressive Growth I ...            -           -            -           -      15,562          (36)     15,526

JNL/S&P Equity Growth I ............            -           -            -           -     111,989       (1,247)    110,742

JNL/S&P Equity Aggressive Growth I .            -           -            -           -      48,686       (1,616)     47,070

--------------------------------------
* Commencement of operations of JNLNY Separate Account - I.

                           JNLNY SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the period ended December 31, 1999.

                                                                                     PORTFOLIOS
                                                  ----------------------------------------------------------------------------------

                                                    JNL/JANUS
                                                    AGGRESSIVE
                                                      GROWTH           JNL/JANUS CAPITAL GROWTH        JNL/JANUS GLOBAL EQUITIES
                                                  ---------------   -------------------------------  -------------------------------
                                                   PERIOD FROM                       PERIOD FROM                      PERIOD FROM
                                                   JANUARY 29,                       NOVEMBER 27,                     NOVEMBER 27,
                                                    1999* TO          YEAR ENDED       1998* TO        YEAR ENDED       1998* TO
                                                  DECEMBER 31,       DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                      1999               1999            1998             1999            1998
                                                  ---------------   --------------- ---------------  --------------- ---------------

Proceeds from units issued .....................  $   9,975,043     $   9,685,030   $       2,000    $   3,356,528   $      24,100
Value of units redeemed ........................       (406,009)         (327,959)              -          (56,388)              -
Transfers between portfolios and between
   portfolios and general account ..............        903,491         1,049,810           2,092          390,734           4,022
                                                  ---------------   --------------- ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account ................     10,472,525        10,406,881           4,092        3,690,874          28,122

DEDUCTIONS:
Policyholder charges ...........................         16,214            12,857               -                3               -
                                                  ---------------   --------------- ---------------  --------------- ---------------


Net deposits from (withdrawals by)
   policyholders ...............................  $  10,456,311     $  10,394,024   $       4,092    $   3,690,871   $      28,122
                                                  ===============   =============== ===============  =============== ===============

--------------------------------------------
* Commencement of operations.

                           JNLNY SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)




                                                                                            PORTFOLIOS
                                                                 -------------------------------------------------------------------

                                                                                                                       JNL/EAGLE
                                                                                                      JNL/EAGLE         SMALLCAP
                                                                       JNL/ALGER   GROWTH            CORE EQUITY         EQUITY
                                                                 ---------------  ---------------   ---------------  ---------------
                                                                                   PERIOD FROM       PERIOD FROM      PERIOD FROM
                                                                                   NOVEMBER 27,       MARCH 22,        APRIL 22,
                                                                   YEAR ENDED        1998* TO         1999* TO         1999* TO
                                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998             1999             1999
                                                                 ---------------  ---------------   ---------------  ---------------

Proceeds from units issued ................................      $   6,809,365    $      17,500     $     783,979    $     761,880
Value of units redeemed ...................................            (81,873)               -            (1,229)          (1,862)
Transfers between portfolios and between
   portfolios and general account .........................            347,321           19,759           (26,049)          51,520
                                                                 ---------------  ---------------   ---------------  ---------------

Total gross deposits net of
   transfers to general account ...........................          7,074,813           37,259           756,701          811,538

DEDUCTIONS:
Policyholder charges ......................................                343                -                 -                -
                                                                 ---------------  ---------------   ---------------  ---------------


Net deposits from (withdrawals by)
   policyholders ..........................................      $   7,074,470    $      37,259     $     756,701    $     811,538
                                                                 ===============  ===============   ===============  ===============

                                                                 -------------------------------



                                                                       JNL/PUTNAM GROWTH
                                                                 -------------------------------
                                                                                  PERIOD FROM
                                                                                  NOVEMBER 27,
                                                                   YEAR ENDED       1998* TO
                                                                  DECEMBER 31,    DECEMBER 31,
                                                                      1999            1998
                                                                 --------------- ---------------


Proceeds from units issued ................................      $   4,643,977   $      10,100
Value of units redeemed ...................................           (227,729)              -
Transfers between portfolios and between
   portfolios and general account .........................            444,655         (10,778)
                                                                 --------------- ---------------

Total gross deposits net of
   transfers to general account ...........................          4,860,903            (678)

DEDUCTIONS:
Policyholder charges ......................................             10,041               -
                                                                 --------------- ---------------


Net deposits from (withdrawals by)
   policyholders ..........................................      $   4,850,862   $        (678)
                                                                 =============== ===============

--------------------------------------------
* Commencement of operations.


                                                 -----------------------------------------------------------------------------------


                                                                                    PPM AMERICA/           PPM AMERICA/JNL
                                                    JNL/PUTNAM VALUE EQUITY         JNL BALANCED           HIGH YIELD BOND
                                                 --------------------------------   ---------------  -------------------------------
                                                                   PERIOD FROM       PERIOD FROM                      PERIOD FROM
                                                                   NOVEMBER 27,      JANUARY 21,                      NOVEMBER 27,
                                                   YEAR ENDED        1998* TO          1999* TO        YEAR ENDED       1998* TO
                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                      1999             1998              1999             1999            1998
                                                 ---------------- ---------------   ---------------  --------------- ---------------

Proceeds from units issued ...................   $   4,731,136    $      19,650     $   1,815,632    $   1,821,673   $      10,050
Value of units redeemed ......................         (44,723)               -           (15,024)         (42,479)              -
Transfers between portfolios and between
   portfolios and general account ............         925,282           (9,815)          114,698           52,234              77
                                                 ---------------- ---------------   ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account ..............       5,611,695            9,835         1,915,306        1,831,428          10,127

DEDUCTIONS:
Policyholder charges .........................             135                -               391                -               -
                                                 ---------------- ---------------   ---------------  --------------- ---------------


Net deposits from (withdrawals by)
   policyholders .............................   $   5,611,560    $       9,835     $   1,914,915    $   1,831,428   $      10,127
                                                 ================ ===============   ===============  =============== ===============

                                                    -------------------------------


                                                          PPM AMERICA/JNL
                                                            MONEY MARKET
                                                    -------------------------------
                                                                     PERIOD FROM
                                                                     NOVEMBER 27,
                                                      YEAR ENDED       1998* TO
                                                     DECEMBER 31,    DECEMBER 31,
                                                         1999            1998
                                                    --------------- ---------------

Proceeds from units issued ...................      $   2,159,270   $       2,000
Value of units redeemed ......................           (175,732)              -
Transfers between portfolios and between
   portfolios and general account ............           (859,909)              -
                                                    --------------- ---------------

Total gross deposits net of
   transfers to general account ..............          1,123,629           2,000

DEDUCTIONS:
Policyholder charges .........................                 75               -
                                                    --------------- ---------------


Net deposits from (withdrawals by)
   policyholders .............................      $   1,123,554   $       2,000
                                                    =============== ===============

                           JNLNY SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)



                                                                                   PORTFOLIOS
                                                        ------------------------------------------------------------------
                                                                                                              T. ROWE
                                                           SALOMON                                           PRICE/JNL
                                                         BROTHERS/JNL          SALOMON BROTHERS/JNL         ESTABLISHED
                                                         GLOBAL BOND      U.S. GOVERNMENT & QUALITY BOND       GROWTH
                                                        ---------------   -------------------------------  ---------------
                                                         PERIOD FROM                       PERIOD FROM      PERIOD FROM
                                                         JANUARY 21,                       NOVEMBER 27,     FEBRUARY 9,
                                                           1999* TO         YEAR ENDED       1998* TO         1999* TO
                                                         DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                             1999              1999            1998             1999
                                                        ---------------   --------------- ---------------  ---------------

Proceeds from units issued ........................     $     497,741     $   1,618,171   $      10,050    $   3,279,570
Value of units redeemed ...........................            (8,398)          (19,978)              -         (209,124)
Transfers between portfolios and between
   portfolios and general account .................            40,197           (61,326)             51         (179,068)
                                                        ---------------   --------------- ---------------  ---------------

Total gross deposits net of
   transfers to general account ...................           529,540         1,536,867          10,101        2,891,378

DEDUCTIONS:
Policyholder charges ..............................                 -                 -               -            9,646
                                                        ---------------   --------------- ---------------  ---------------


Net deposits from (withdrawals by)
   policyholders ..................................     $     529,540     $   1,536,867   $      10,101    $   2,881,732
                                                        ===============   =============== ===============  ===============


--------------------------------------------
* Commencement of operations.

                                                        ------------------------------------------------------------------

                                                              T. ROWE PRICE/JNL
                                                                INTERNATIONAL                   T. ROWE PRICE/JNL
                                                              EQUITY INVESTMENT                   MID-CAP GROWTH
                                                        --------------------------------   -------------------------------
                                                                          PERIOD FROM                       PERIOD FROM
                                                                          NOVEMBER 27,                      NOVEMBER 27,
                                                          YEAR ENDED        1998* TO         YEAR ENDED       1998* TO
                                                         DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                             1999             1998              1999            1998
                                                        ---------------- ---------------   --------------- ---------------

Proceeds from units issued ........................     $     641,341    $       2,525     $   1,847,156   $       2,525
Value of units redeemed ...........................            (6,247)               -          (170,191)              -
Transfers between portfolios and between
   portfolios and general account .................           509,220           (2,545)          221,863          (2,615)
                                                        ---------------- ---------------   --------------- ---------------

Total gross deposits net of
   transfers to general account ...................         1,144,314              (20)        1,898,828             (90)

DEDUCTIONS:
Policyholder charges ..............................                 -                -             9,963               -
                                                        ---------------- ---------------   --------------- ---------------


Net deposits from (withdrawals by)
   policyholders ..................................     $   1,144,314    $         (20)    $   1,888,865   $         (90)
                                                        ================ ===============   =============== ===============

                                                        --------------------------------------------------------------------
                                                                                                                JNL/S&P
                                                           JNL/S&P           JNL/S&P          JNL/S&P             VERY
                                                         CONSERVATIVE        MODERATE        AGGRESSIVE        AGGRESSIVE
                                                           GROWTH I          GROWTH I         GROWTH I          GROWTH I
                                                        ---------------   ---------------  ---------------   ---------------
                                                         PERIOD FROM       PERIOD FROM      PERIOD FROM       PERIOD FROM
                                                          APRIL 22,         APRIL 20,         MAY 10,           MAY 13,
                                                          1999* TO          1999* TO         1999* TO          1999* TO
                                                        DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                            1999              1999             1999              1999
                                                        ---------------   ---------------  ---------------   ---------------

Proceeds from units issued ........................     $    1,141,871    $    1,140,120   $    1,017,621    $      148,718
Value of units redeemed ...........................             (1,203)          (14,478)         (21,171)             (382)
Transfers between portfolios and between
   portfolios and general account .................            (18,747)          (29,611)             483            11,994
                                                        ---------------   ---------------  ---------------   ---------------

Total gross deposits net of
   transfers to general account ...................          1,121,921         1,096,031          996,933           160,330

DEDUCTIONS:
Policyholder charges ..............................                  -                 -                -                 -
                                                        ---------------   ---------------  ---------------   ---------------


Net deposits from (withdrawals by)
   policyholders ..................................     $    1,121,921    $    1,096,031   $      996,933    $      160,330
                                                        ===============   ===============  ===============   ===============

                           JNLNY SEPARATE ACCOUNT - I

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                            PORTFOLIOS
                                                   -----------------------------
                                                                     JNL/S&P
                                                      JNL/S&P         EQUITY
                                                      EQUITY        AGRESSIVE
                                                     GROWTH I        GROWTH I
                                                   --------------  -------------
                                                   PERIOD FROM     PERIOD FROM
                                                    APRIL 20,       APRIL 20,
                                                     1999* TO       1999* TO
                                                   DECEMBER 31,     DECEMBER
                                                                       31,
                                                       1999           1999
                                                   --------------  -------------

Proceeds from units issued ....................    $ 1,048,642     $   492,616
Value of units redeemed .......................        (14,511)           (540)
Transfers between portfolios and between
   portfolios and general account .............        144,553            (565)
                                                   --------------  -------------

Total gross deposits net of
   transfers to general account ...............      1,178,684         491,511

DEDUCTIONS:
Policyholder charges ..........................              -               -
                                                   --------------  -------------


Net deposits from (withdrawals by)
   policyholders ..............................    $ 1,178,684     $   491,511
                                                   ==============  =============

--------------------------------------------
* Commencement of operations.

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 1999 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying statements of Jackson National Life Insurance Company of New York as of December 31, 1998 and 1997, were audited by other auditors whose report thereon dated February 19, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.








February 2, 2000

              Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                             Financial Statements.


BALANCE SHEET

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                           1999                 1998
                                                                          -------------------   ------------------
   Investments:
     Fixed maturities available for sale (amortized
         cost: 1999, $68,805,183; 1998, $5,963,201)                           $ 67,908,242         $  5,977,820
     Cash and short-term investments                                            14,643,874            1,920,324
                                                                          -------------------   ------------------

         Total investments                                                      82,552,116            7,898,144

   Accrued investment income                                                     1,149,063               77,935
   Deferred acquisition costs                                                   10,508,000              107,000
   Furniture and equipment                                                         233,998              283,118
   State tax recoverable                                                            45,000               67,200
   Federal income tax recoverable                                                        -              174,802
   Deferred income taxes                                                           509,170              108,674
   Reinsurance recoverable                                                         138,176                6,702
   Other assets                                                                    155,539                  287
   Variable annuity assets                                                      77,023,997              104,912
                                                                          -------------------   ------------------

         Total assets                                                         $172,315,059         $  8,828,774
                                                                          ===================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                   $  121,256           $    3,869
          Deposits on investment contracts                                      75,110,492              705,839
     General expenses payable                                                      125,238              100,156
     Payable to parent                                                           1,098,264               32,158
     Other liabilities                                                           2,301,472               46,631
     Variable annuity liabilities                                               77,023,997              104,912
                                                                          -------------------   ------------------

         Total liabilities                                                     155,780,719              993,565
                                                                          -------------------   ------------------

       STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 16,000,000            6,000,000
      Accumulated other comprehensive income (loss)                               (436,762)               9,502
     Retained earnings (deficit)                                                (1,028,898)            (174,293)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 16,534,340            7,835,209
                                                                          -------------------   ------------------

         Total liabilities and stockholder's equity                           $172,315,059         $  8,828,774
                                                                          ===================   ==================



                See accompanying notes to financial statements.

              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENT

--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,
                                                                 1999                 1998                 1997
                                                           ------------------   ------------------   ------------------
REVENUES
   Premiums and other considerations                           $   13,874            $   2,275              $      -

   Net investment income                                        1,536,382              582,397               469,601

   Net realized investment gains                                        -               70,414                     -

   Fee income:
      Mortality charges                                             1,151                    -                     -
      Expense charges                                               2,054                    -                     -
      Surrender charges                                            62,034                    -                     -
      Variable annuity fees                                       364,384                   90                     -
                                                           ------------------   ------------------   ------------------
   Total fee income                                               429,623                   90                     -

   Other income                                                   190,575                7,686                     -
                                                           ------------------   ------------------   ------------------

     Total revenues                                              2,170,454              662,862              469,601
                                                           ------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Interest credited on deposit liabilities                      1,261,745               14,059                    -
   Increase in reserves, net of reinsurance
        recoverables                                                11,379                  747                    -
   Commissions                                                   9,226,887               52,601                    -
   General and administrative expenses                           2,967,330            1,534,101              116,215
   Taxes, licenses and fees                                        193,918             (31,137)               51,651
   Deferral of policy acquisition costs                       (10,372,000)            (110,000)                    -
   Amortization of acquisition costs                               196,000                3,000                    -
                                                           ------------------   ------------------   ------------------

     Total benefits and expenses                                 3,485,259            1,463,371              167,866
                                                           ------------------   ------------------   ------------------

     Pretax income (loss)                                      (1,314,805)            (800,509)              301,735

   Income tax expense (benefit)                                  (460,200)            (280,200)              105,607
                                                           ------------------   ------------------   ------------------

      NET INCOME (LOSS)                                       $  (854,605)         $  (520,309)           $  196,128
                                                           ==================   ==================   ==================


                See accompanying notes to financial statements.

              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

--------------------------------------------------------------------------------


                                                                              YEARS ENDED DECEMBER 31,
                                                                   1999                 1998                1997
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                        $ 2,000,000         $  2,000,000          $ 2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                  6,000,000            6,000,000            6,000,000
   Capital contribution                                           10,000,000                    -                    -
                                                              -----------------   ------------------  -------------------
End of year                                                       16,000,000            6,000,000            6,000,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                      9,502               65,881              (2,843)
   Net unrealized gain (loss) on investments,
     net of tax of $(240,296) in 1999, $(30,357) in 1998,
      and $37,005 in 1997                                          (446,264)             (56,379)               68,724
                                                              -----------------   ------------------  -------------------
End of year                                                        (436,762)                9,502               65,881
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                  (174,293)              346,016              149,888
   Net income (loss)                                               (854,605)            (520,309)              196,128
                                                              -----------------   ------------------  -------------------
End of year                                                      (1,028,898)            (174,293)              346,016
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                       $16,534,340         $  7,835,209          $ 8,411,897
                                                              =================   ==================  ===================



                                                                             YEAR ENDED DECEMBER 31,
                                                                   1999                 1998                1997
                                                             ------------------   ------------------  -------------------
COMPREHENSIVE INCOME (LOSS)
Net Income (loss)                                                $  (854,605)         $  (520,309)          $   196,128
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $(240,296) in 1999,
      $(12,076) in 1998, and $37,005 in 1997                        (446,264)             (22,429)               68,724
   Reclassification adjustment for gains included in net
      income, net of tax of $(18,281) in 1998                               -             (33,950)                    -
                                                             ------------------   ------------------  -------------------

COMPREHENSIVE INCOME (LOSS)                                     $ (1,300,869)         $  (576,688)          $   264,852
                                                             ==================   ==================  ===================


                See accompanying notes to financial statements.

              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------


                                                                              YEARS ENDED DECEMBER 31,
                                                                  1999                 1998                      1997
                                                            ------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                        $  (854,605)          $  (520,309)           $   196,128
      Adjustments to reconcile net income (loss) to net
        cash provided by (used in) operating activities:
             Net realized investment gains                                -              (70,414)                     -
             Interest credited on deposit liabilities             1,261,745                14,059                     -
             Amortization of discount and premium on
               investments                                         (25,921)                 2,374                 1,155
             Other charges                                         (65,239)                    -                      -
             Change in:
               Deferred income taxes                              (160,200)             (113,791)                     -
               Accrued investment income                        (1,071,128)               (8,944)              (28,385)
               Deferred acquisition costs                      (10,176,000)             (107,000)                     -
               Federal income taxes recoverable                    174,802              (166,409)                14,207
               Other assets and liabilities, net                 3,248,314              (242,520)              (69,575)
                                                            ------------------   -------------------   -------------------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES       (7,668,232)           (1,212,954)               113,530
                                                            ------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                  1,642,676             7,302,300                      -
      Purchases of:
             Fixed maturities available for sale               (64,458,803)           (4,954,688)           (7,739,134)
                                                            ------------------   -------------------   -------------------
      NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES      (62,816,127)             2,347,612           (7,739,134)
                                                            ------------------   -------------------   -------------------

CASH  FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                           137,196,675               802,091                     -
             Withdrawals                                        (2,476,840)               (9,811)                     -
             Net transfers to separate accounts                (61,511,926)             (100,500)                     -
      Capital contribution from Parent                           10,000,000                     -                     -
                                                            ------------------   -------------------   -------------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES                   83,207,909               691,780                     -
                                                            ------------------   -------------------   -------------------
     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                               12,723,550             1,826,438           (7,625,604)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD              1,920,324                93,886             7,719,490
                                                            ------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $14,643,874           $ 1,920,324            $   93,886
                                                            ==================   ===================   ===================

                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company, ("JNL" or the "Parent") a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan. Product sales commenced in the second quarter of 1998.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Effective January 1, 1998, JNL/NY adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in the financial statements. Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income.

     INVESTMENTS
     Cash and short-term investments which primarily include commercial paper and money market instruments are carried at cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities include bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at aggregate market value.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses of investments classified as available for sale, net of tax and the effect of the deferred acquisition cost adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $225,000 at December 31, 1999 to reflect this credit. There was no adjustment at December 31, 1998.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. For tax years ending December 31, 1997 and prior, the Company filed a federal income tax return on a separate company basis. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $77,023,997 and $104,912 at December 31, 1999 and 1998, respectively, are segregated in a separate account. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $74,975,238 and $71,375,168, respectively, at December 31, 1999 and $705,839 and $642,314, respectively, at December 31, 1998.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $72,530,323 and $97,875 at December 31, 1999 and 1998, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed and government bonds. The Company's investments resulted primarily from the capital investment by its parent and deposits related to interest sensitive individual annuity products, on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive insurance liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 1999, classified by rating categories as assigned by nationally recognized statistical rating organizations or the National Association of Insurance Commissioners ("NAIC"). For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating and Class 2 in the BBB rating.

                                                       PERCENT OF TOTAL
                  INVESTMENT RATING                         ASSETS
                                                   -------------------------
                  AAA                                        7.4%
                  A                                          4.0
                  BBB                                       28.1
                                                   -------------------------
                      Total fixed maturities                39.5
                  Other assets                              60.5
                                                   -------------------------
                      Total assets                         100.0%
                                                   =========================


     The amortized cost and estimated fair value of fixed maturities are as follows:


                                                                  GROSS             GROSS          ESTIMATED
                                              AMORTIZED        UNREALIZED        UNREALIZED          FAIR
        DECEMBER 31, 1999                        COST             GAINS            LOSSES            VALUE
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities              $ 5,969,089          $      -        $  325,339      $ 5,643,750
        Public utilities                        3,412,842                 -            62,692        3,350,150
        Corporate securities                   52,281,180            18,291           481,250       51,818,221
        Mortgage-backed securities              7,142,072                 -            45,951        7,096,121
                                            ---------------  ----------------  ---------------- ----------------
        Total                                 $68,805,183        $   18,291        $  915,232      $67,908,242
                                            ===============  ================  ================ ================



                                                                   GROSS            GROSS           ESTIMATED
                                               AMORTIZED        UNREALIZED        UNREALIZED          FAIR
        DECEMBER 31, 1998                        COST              GAINS            LOSSES            VALUE
        ---------------------------------   ----------------  ----------------  ---------------  ----------------
        U.S. Treasury securities               $ 5,963,201         $  33,854        $  19,235       $ 5,977,820
                                            ----------------  ----------------  ---------------  ----------------
        Total                                  $ 5,963,201         $  33,854        $  19,235       $ 5,977,820
                                            ================  ================  ===============  ================

     The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities:

                                                                            AMORTIZED              ESTIMATED
                                                                               COST                FAIR VALUE
                                                                       ---------------------  ---------------------
     Due after 1 year through 5 years                                       $   43,951,849         $   43,354,469
     Due after 5 years through 10 years                                         17,711,262             17,457,652
     Mortgage-backed securities                                                  7,142,072              7,096,121
                                                                       ---------------------  ---------------------
        Total                                                               $   68,805,183         $   67,908,242
                                                                       =====================  =====================


     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate premium/discount amortization, are adjusted periodically to reflect payments to date and anticipated future payments.
     Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $500,000 and $1,041,870 were on deposit with the State of New York at December 31, 1999 and 1998, respectively, as required by state insurance law.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment  income for 1999,  1998, and 1997 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $36,915, $15,338, and $2,000 in 1999, 1998 and 1997, respectively. Gross realized investment gains in 1998 totaled $70,414. There were no realized investment losses in 1998. No realized gains or losses were recognized in either 1999 or 1997.

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $100,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums and other considerations is as follows:


                                                                     YEAR ENDED DECEMBER 31,
                                                                    1999                 1998
    Direct Premiums                                                 $  216,094           $   9,961
    Ceded                                                              202,220               7,686
          Net premiums                                              $   13,874           $   2,275
                                                               ================     ================
----------------------------------------------------------------------------------------------------

     Components of the reinsurance recoverable asset are as follows:

                                                                           DECEMBER 31,
                                                                    1999                 1998
                                                               ----------------     ----------------
     Ceded reserves                                                  $  109,130            $   3,122
     Ceded - other                                                       29,046                3,580
                                                               ================     ================
            Total                                                   $  138,176            $   6,702
                                                               ================     ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                               1999                 1998                1997
                                                         -----------------    -----------------    ----------------

     Current tax expense (benefit)                             $ (300,000)          $ (166,409)         $  105,607
     Deferred tax (benefit)                                      (160,200)            (113,791)                  -
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                               $ (460,200)          $ (280,200)          $  105,607
                                                         =================    =================    ================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1999, 1998 and 1997 as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                               1999                 1998                1997
                                                         -----------------    -----------------    ----------------

     Income taxes at statutory rate                         $ (460,182)          $ (280,178)           $ 105,607
     Other                                                         (18)                 (22)                   -
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                             $ (460,200)          $ (280,200)           $ 105,607
                                                         =================    =================    ================

     Effective tax rate                                              35.0%                35.0%               35.0%
                                                         =================    =================    ================


     Federal income taxes of $474,802 were recovered from JNL in 1999. There were no federal income taxes paid in 1998. In 1997, federal income taxes paid were $91,400.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows:

                                                                                           DECEMBER 31,
                                                                                     1999                1998
                                                                                ----------------    ----------------
         GROSS DEFERRED TAX ASSET
         Net operating loss carryforward                                           $         -          $ 152,291
         Policy reserves and other insurance items                                   3,353,556                  -
         Net unrealized losses on available for sale securities                        313,950                  -
         Other                                                                          11,143
                                                                                ----------------    ----------------
         Total deferred tax asset                                                    3,678,649            152,291
                                                                                ----------------    ----------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                (3,169,479)            (38,500)
         Net unrealized gains on available for sale securities                               -             (5,117)
                                                                                ----------------    ----------------
         Total deferred tax liability                                              (3,169,479)            (43,617)
                                                                                ----------------    ----------------

         Net deferred tax asset                                                     $ 509,170           $ 108,674
                                                                                ================    ================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   CONTINGENCIES

     The Company is involved in no litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 1999, 1998 or 1997.

     Statutory capital and surplus of the Company was $12,182,135 and $7,538,428 at December 31, 1999 and 1998, respectively. Statutory net income (loss) of the Company was $(5,061,575), $(599,045) and $196,128 in 1999, 1998 and
     1997, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $108,480 in 1999 and 1998. The future lease obligations relating to this lease are as follows:

                                            2000               $    108,932
                                            2001                    111,192
                                            2002                    112,096
                                            2003                    116,616
                                            2004                    117,520
                                            Thereafter              345,780
                                                               ------------
                                            Total               $   912,136
                                                                ===========

11.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $10,450 and $7,498 to PPM for investment advisory services during 1999 and 1998, respectively.

The Company has a service agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $450,536 and $29,758 during 1999 and 1998, respectively.